SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

16.  SEGMENT INFORMATION

The Company operates in a single reportable operating segment, being the acquisition, exploration, development and strategic disposition of its North American mineral properties. Geographic information about the Company’s non-current assets, excluding financial instruments, as at December 31, 2023 and December 31, 2022 is as follows: Canada - $272,718,000 (December 31, 2022 - $251,941,000) and USA $nil (December 31, 2022 - $132,000).  The Company dissolved its wholly owned U.S. subsidiary during the three months ended December 31, 2023.